Federated Hermes Prudent Bear Fund
Portfolio of Investments
December 31, 2020 (unaudited)
Shares, Principal Amount or Contracts			Value
		U.S. TREASURY—41.5%
		U.S. Treasury Bills—41.5%
$73,000,000	[1,2]	United States Treasury Bills, 0.085%, 7/1/2021 (IDENTIFIED COST $72,968,803)	$72,967,544
		COMMON STOCKS—19.8%
		Communication Services—3.6%
800	[3]	Alphabet, Inc., Class A	1,402,112
150,000	[3]	BBTV Holdings Inc.	1,672,166
1,000		Electronic Arts, Inc.	143,600
5,000	[3]	Facebook, Inc.	1,365,800
60,000		Sirius XM Radio, Inc.	382,200
23,000		Verizon Communications, Inc.	1,351,250
		TOTAL	6,317,128
		Consumer Discretionary—1.4%
7,500	[3]	ContextLogic, Inc.	136,800
10,000		eBay, Inc.	502,500
30,000	[3]	Greenlane Holdings, Inc.	118,800
12,000	[3]	Kura Sushi USA, Inc.	234,000
3,000		McDonald’s Corp.	643,740
2,000		Starbucks Corp.	213,960
1,200	[3]	Ulta Beauty, Inc.	344,592
18,000	[3]	Vasta Platform Ltd.	261,000
		TOTAL	2,455,392
		Consumer Staples—2.4%
18,000		Albertsons Cos., Inc.	316,440
16,000	[3]	Bellring Brands, Inc.	388,960
6,000	[3]	Jde Peet’s B.V.	270,473
6,000		Kroger Co.	190,560
90,000	[3]	Mission Produce, Inc.	1,354,500
16,000		Philip Morris International, Inc.	1,324,640
3,000		Procter & Gamble Co.	417,420
		TOTAL	4,262,993
		Energy—0.2%
4,000		Chevron Corp.	337,800
		Financials—4.2%
6,000		Ally Financial, Inc.	213,960
8,000		Citigroup, Inc.	493,280
111,000	[3]	GoHealth, Inc.	1,516,260
2,000		Goldman Sachs Group, Inc.	527,420
42,000	[3]	Guild Holdings Co.	711,480
6,000		MetLife, Inc.	281,700
75,000	[3]	Oportun Financial Corp.	1,452,750
50,000	[3]	ProSight Global, Inc.	641,500
24,000	[3]	Root, Inc.	377,040
18,000	[3]	SelectQuote, Inc.	373,500
6,000		Synchrony Financial	208,260
36,000	[3]	Trean Insurance Group, Inc.	471,600

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
32,000	[3]	Velocity Financial, LLC	$199,360
		TOTAL	7,468,110
		Health Care—2.9%
12,000	[3]	Akouos, Inc.	237,960
2,000	[3]	Alexion Pharmaceuticals, Inc.	312,480
3,000		AmerisourceBergen Corp.	293,280
1,400		Amgen, Inc.	321,888
1,000	[3]	Biogen, Inc.	244,860
16,169	[3]	Checkmate Pharmaceuticals, Inc.	235,906
5,000	[3]	Exelixis, Inc.	100,350
12,000	[3]	Freeline Therapeutics Holdings PLC, ADR	219,120
12,000	[3]	Frequency Therapeutics, Inc.	423,120
15,000	[3]	Fusion Pharmaceuticals, Inc.	176,250
12,000	[3]	Galecto, Inc.	150,000
24,000	[3]	Genetron Holdings Ltd., ADR	336,000
2,600		Gilead Sciences, Inc.	151,476
8,000	[3]	Inmode Ltd.	379,840
2,000	[3]	Jazz Pharmaceuticals PLC.	330,100
12,000	[3]	Maravai LifeSciences Holdings, Inc.	336,600
3,000		Merck & Co., Inc.	245,400
18,194	[3]	PolyPid Ltd.	181,030
4,000	[3]	Progyny, Inc.	169,560
500	[3]	Regeneron Pharmaceuticals, Inc.	241,555
		TOTAL	5,086,775
		Industrials—2.3%
2,000		Eaton Corp. PLC	240,280
66,310	[3]	IBEX LTD	1,239,997
1,000		Lockheed Martin Corp.	354,980
6,000	[3]	Montrose Environmental Group, Inc.	185,760
1,000		Northrop Grumman Corp.	304,720
40,000	[3]	Parsons Corp.	1,456,400
6,000		Southwest Airlines Co.	279,660
		TOTAL	4,061,797
		Information Technology—2.4%
500		Broadcom, Inc.	218,925
12,000		Cisco Systems, Inc.	537,000
6,000		FLIR Systems, Inc.	262,980
11,000		IBM Corp.	1,384,680
3,240	[3]	Jamf Holding Corp.	96,941
6,000		KBR, Inc.	185,580
2,000	[3]	Keysight Technologies, Inc.	264,180
1,000		Microsoft Corp.	222,420
6,000		Oracle Corp.	388,140
1,500		Qualcomm, Inc.	228,510
12,000	[3]	Telos Corp.	395,760
		TOTAL	4,185,116
		Materials—0.2%
5,000		CF Industries Holdings, Inc.	193,550

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Materials—continued
2,000	[3]	Eagle Materials, Inc.	$202,700
		TOTAL	396,250
		Real Estate—0.2%
2,000		Crown Castle International Corp.	318,380
		TOTAL COMMON STOCKS (IDENTIFIED COST $33,312,762)	34,889,741
		PREFERRED STOCK—0.7%
		Health Care—0.7%
89,447		Recursion Pharmaceuticals, Inc. (IDENTIFIED COST $899,998)	1,261,916
	[3]	PURCHASED PUT OPTIONS—0.6%
3,000		SPDR S&P 500 ETF Trust, Notional Amount $112,164,000, Exercise Price $180.00, Expiration Date 6/18/2021	184,500
600		SPDR S&P 500 ETF Trust, Notional Amount $22,432,800, Exercise Price $300.00, Expiration Date 3/19/2021	117,600
1,200		SPDR S&P 500 ETF Trust, Notional Amount $44,865,600, Exercise Price $200.00, Expiration Date 12/17/2021	285,000
1,200		SPDR S&P 500 ETF Trust, Notional Amount $44,865,600, Exercise Price $240.00, Expiration Date 6/18/2021	216,600
1,800		SPDR S&P 500 ETF Trust, Notional Amount $67,298,400, Exercise Price $160.00, Expiration Date 6/18/2021	79,200
2,400		SPDR S&P 500 ETF Trust, Notional Amount $89,731,200, Exercise Price $200.00, Expiration Date 6/18/2021	207,600
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $5,484,537)	1,090,500
		EXCHANGE-TRADED FUND—0.5%
60,000	[3]	Sprott Physical Gold Trust (IDENTIFIED COST $914,748)	905,400
		INVESTMENT COMPANY—38.4%
67,512,388		Federated Hermes Government Obligations Fund, Premier Shares, 0.01%[4] (IDENTIFIED COST $67,512,388)	67,512,388
		TOTAL INVESTMENT IN SECURITIES—101.5% (IDENTIFIED COST $181,093,236)	178,627,489
		OTHER ASSETS AND LIABILITIES - NET—(1.5)%[5]	(2,583,760)
		TOTAL NET ASSETS—100%	$176,043,729
SECURITIES SOLD SHORT—(73.5)%
Shares			Value
		Broad Equity Index—(62.1)%
15,500		Invesco QQQ Trust Series 1	$4,862,970
38,000		iShares FTSE/Xinhua China 25	1,764,340
52,000		iShares MSCI Emerging Markets ETF	2,686,840
37,000	[3]	iShares Russell 2000 ETF	7,254,220
248,000		S&P Depositary Receipts Trust	92,722,240
		TOTAL	109,290,610
		Communication Services—(0.6)%
8,500	[3]	DISH Network Corp., Class A	274,890
550	[3]	Netflix, Inc.	297,401
8,000	[3]	TripAdvisor, Inc.	230,240
8,000		ViacomCBS, Inc., Class B	298,080
		TOTAL	1,100,611
		Consumer Discretionary—(0.8)%
6,200		Consumer Discretionary Select Sector SPDR Fund	996,836
1,600		Expedia Group, Inc.	211,840
3,300	[3]	Terminix Global Holdings, Inc.	168,333
		TOTAL	1,377,009

Shares			Value
		Consumer Staples—(1.1)%
3,000		Bunge Ltd.	$196,740
8,000		Consumer Staples Select Sector SPDR Fund	539,600
2,500		Hormel Foods Corp.	116,525
2,800		McCormick & Co., Inc.	267,680
2,300		PepsiCo, Inc.	341,090
7,500		The Coca-Cola Co.	411,300
		TOTAL	1,872,935
		Energy—(0.9)%
3,000	[3]	Cheniere Energy, Inc.	180,090
16,000		Exxon Mobil Corp.	659,520
6,500		Marathon Petroleum Corp.	268,840
12,000		Occidental Petroleum Corp.	207,720
5,000		ONEOK, Inc.	191,900
		TOTAL	1,508,070
		Financials—(1.3)%
210	[3]	Alleghany Corp.	126,775
3,500		Axis Capital Holdings Ltd.	176,365
2,200		Cincinnati Financial Corp.	192,214
2,000		Cullen Frost Bankers, Inc.	174,460
500	[3]	LendingTree, Inc.	136,895
9,000		Loews Corp.	405,180
460	[3]	Markel Corp.	475,318
2,500		Prosperity Bancshares, Inc.	173,400
6,000		Truist Financial Corp.	287,580
10,000		Umpqua Holdings Corp.	151,400
		TOTAL	2,299,587
		Health Care—(1.4)%
7,000	[3]	Boston Scientific Corp.	251,650
4,000	[3]	Centene Corp.	240,120
700		Cooper Cos., Inc.	254,324
9,000	[3]	Elanco Animal Health, Inc.	276,030
2,300		Encompass Health Corp.	190,187
8,000		SPDR S&P Biotech ETF	1,126,240
300		Teleflex, Inc.	123,471
		TOTAL	2,462,022
		Industrials—(1.8)%
3,000		3M Co.	524,370
400	[3]	AMERCO	181,584
27,700		Industrial Select Sector SPDR Fund	2,452,835
		TOTAL	3,158,789
		Information Technology—(0.9)%
1,800		Analog Devices, Inc.	265,914
500	[3]	Ansys, Inc.	181,900
2,200	[3]	Dell Technologies, Inc.	161,238
5,000	[3]	Dynatrace Holdings LLC	216,350
1,400		Fidelity National Information Services, Inc.	198,044
8,500		Juniper Networks, Inc.	191,335
500	[3]	Splunk, Inc.	84,945
600		Tyler Technologies, Inc.	261,912
		TOTAL	1,561,638
		Materials—(0.6)%
15,000		Materials Select Sector SPDR Fund	1,085,850

Shares		Value
	Real Estate—(1.1)%
9,400	Equity Commonwealth	$256,432
3,500	Federal Realty Investment Trust	297,920
33,000	Real Estate Select Sector SPDR Fund	1,206,480
7,200	VEREIT, Inc.	272,088
	TOTAL	2,032,920
	Utilities—(0.9)%
1,400	Atmos Energy Corp.	133,602
4,800	Edison International	301,536
17,000	Utilities Select Sector SPDR Fund	1,065,900
1,700	Xcel Energy, Inc.	113,339
	TOTAL	1,614,377
	Total Securities Sold Short (PROCEEDS $88,179,834)	$129,364,418
At December 31, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
Short Futures:
3E-Mini Russel 2000 Short Futures	480	$47,395,200	March 2021	$(1,318,968)
3S&P 500 E-Mini Short Futures	135	$25,304,400	March 2021	$(548,247)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(1,867,215)
Net Unrealized Depreciation on Futures Contracts and on the Value of Securities Sold Short is included in “Other Assets and Liabilities—Net.”

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the year ended December 31, 2020, were as follows:
	Value as of 9/30/2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 12/31/2020	Shares Held as of 12/31/2020	Dividend Income
Health Care:
Akouos, Inc.	$137,220	$108,855	$—	$(8,115)	$—	$237,960	12,000	$—
Frequency Therapeutics, Inc.	$461,040	$—	$(427,579)	$205,380	$184,279	$423,120	12,000	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$598,260	$108,855	$(427,579)	$197,265	$184,279	$661,080	24,000	$—
Affiliated fund holdings are investment companies which are managed by Federated Equity Management Company of Pennsylvania (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2020, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 9/30/2020	$159,462,830
Purchases at Cost	$76,299,335
Proceeds from Sales	$(168,249,777)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 12/31/2020	$67,512,388
Shares Held as of 12/31/2020	67,512,388
Dividend Income	$6,873
The Fund invests in Federated Hermes Government Obligations Fund (GOF), a diversified portfolio of Federated Hermes Money Market Obligations Trust (MMOT) which is also managed by the Adviser. MMOT is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The investment objective of GOF is to provide current income consistent with stability of principal. GOF operates as a government money market fund. As a government money market fund, GOF: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act. Income distributions from GOF are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of GOF, if any, are declared and paid annually, and are recorded by the Fund as capital gains received.
1	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures and securities sold short contracts.
2	Discount rate at time of purchase.
3	Non-income-producing security.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$72,967,544	$—	$72,967,544
Purchased Put Options	1,090,500	—	—	1,090,500
Equity Securities:
Common Stocks
Domestic	29,763,585	—	—	29,763,585
International	4,855,683	270,473	—	5,126,156
Preferred Stock
Domestic	1,261,916	—	—	1,261,916
Exchange-Traded Funds	905,400	—	—	905,400
Investment Company	67,512,388	—	—	67,512,388
TOTAL SECURITIES	$105,389,472	$73,238,017	$—	$178,627,489
Other Financial Instruments:
Liabilities
Securities Sold Short	$(129,364,418)	$—	$—	$(129,364,418)
Futures Contracts	(1,867,215)	—	—	(1,867,215)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(131,231,633)	$—	$—	$(131,231,633)

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor’s Depositary Receipt